SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS RREEF Real Assets Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund's summary prospectus and the summary section of the fund’s prospectus.
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2015.
Francis X. Greywitt III, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2016.
Evan Rudy, CFA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2016.
Aaron Heffernan, CFA, Vice President and Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2015.
■
Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
■
Head and Chief Investment Officer of Liquid Real Assets for DWS.
■
BS in Business Administration, University of Southern California.
Francis X. Greywitt III, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2016.
■
Joined DWS in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.
■
Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 1999.
■
BBA, St. Bonaventure University; MBA, University of Chicago.
Evan Rudy, CFA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2016.
■
Joined DWS in 2007. Previously, worked as an Analyst at the Townsend Group, a real estate consulting firm.
■
Portfolio Manager, Liquid Real Assets: Chicago.
■
BS, Miami University.
Aaron Heffernan, CFA, Vice President and Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
■
Joined DWS in 2016. Previously worked as a senior quantitative analyst at the NFA; prior to that a commodity futures analyst at Alpha Group, a Chicago based CTA.
■
Portfolio Manager, Liquid Real Assets: Chicago.
■
BA in Economics from University of California, Berkeley.
Please Retain This Supplement for Future Reference
February 28, 2025
PROSTKR25-08